Quarterly Financial Information (Unaudited) (Tables)	5 Months Ended
Dec. 31, 2020
Table Text Block [Abstract]
Condensed Balance Sheet [Table Text Block]

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$252,293,467	$—	$252,293,467

Total liabilities	23,712,999	1	23,713,000
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	235,580,540	26,419,540	250,000,000
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	264	(264)	—
Class B ordinary shares - $0.0001 par value	625	—	625
Additional paid-in-capital	6,635,073	(6,635,073)	—
Accumulated deficit	(1,635,954)	(19,784,204)	(21,420,158)

Total shareholders’ equity	5,000,008	(26,419,541)	(21,419,533)

Total liabilities and shareholders’ equity	$252,293,467	$—	$252,293,467

Condensed Income Statement [Table Text Block]

	Period From August 5, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(1,635,954)	$—	$(1,635,954)

Basic and Diluted weighted-average Class A common shares outstanding	25,000,000	(20,454,545)	4,545,455

Basic and Diluted net loss per Class A share	$0.00	(0.16)	$(0.16)

Basic and Diluted weighted-average Class B common shares outstanding	5,738,636	—	5,738,636

Basic and Diluted net loss per Class B share	$(0.29)	0.13	$(0.16)

Condensed Cash Flow Statement [Table Text Block]

	Period From August 5, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Initial value of Class A ordinary shares subject to possible redemption as revised	$237,548,370	$(237,548,370)	$—
Change in initial value of Class A ordinary shares subject to possible redemption as revised	$(8,831,870)	$8,831,870	$—